Other Non-Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current assets
Prepaid expenses	€ 305	€ 264
Other tax assets	170	209
Total	475	472
Other non-financial assets	€ 889	€ 725
Prepaid expenses and other tax assets as % of other non-financial assets	53.00%	65.00%
Non-current assets
Prepaid expenses	€ 131	€ 123
Other tax assets	98	66
Total	229	189
Other non-current non-financial assets	€ 1,301	€ 687
Prepaid expenses and other tax assets as % of other non-financial assets	18.00%	28.00%
Total
Prepaid expenses	€ 436	€ 387
Other tax assets	268	275
Total	704	662
Other non-financial assets	€ 2,191	€ 1,411
Prepaid expenses and other tax assets as % of other non-financial assets	32.00%	47.00%